UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	Total	Accumulated Other Comprehensive (Loss)/Income	Total Before Non-Controlling Interest	Non-Controlling Interest	Preferred Units	Common Units	General Partner Units and IDRs [1]	Incentive Distribution Rights General Partner Units and IDRs
Beginning Balance at Dec. 31, 2017	$ 847,601	$ 26	$ 771,057	$ 76,544	$ 132,991	$ 585,440	$ 52,600
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss)/income	44,047		43,195	852	6,004	36,447	744
Other comprehensive income	(26)	(26)	(26)
Cash distributions	(88,700)		(88,700)		(6,004)	(81,042)	(1,654)
Net proceeds from equity issuances	13,854		13,854			13,563	291
Units options expense	116		116			116
Common units acquired and cancelled	(9,477)		(9,477)			(9,477)
Ending Balance at Jun. 30, 2018	807,415	0	730,019	77,396	132,991	545,047	51,981
Beginning Balance at Mar. 31, 2018	823,922	0	747,231	76,691	132,991	561,943	52,297
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss)/income	29,145		28,440	705	3,019	24,913	508
Other comprehensive income	0
Cash distributions	(44,237)		(44,237)		(3,019)	(40,394)	(824)
Units options expense	58		58			58
Common units acquired and cancelled	(1,473)		(1,473)			(1,473)
Ending Balance at Jun. 30, 2018	807,415	0	730,019	77,396	132,991	545,047	51,981
Beginning Balance at Dec. 31, 2018	759,517	0	679,615	79,902	132,991	495,576	51,048	$ 32,500
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss)/income	(18,525)		(20,514)	1,989	6,038	(26,021)	(531)
Other comprehensive income	0
Cash distributions	(63,347)		(63,347)		(6,038)	(56,148)	(1,161)
Units options expense	118		118			118
Ending Balance at Jun. 30, 2019	677,763	0	595,872	81,891	132,991	413,525	49,356	32,500
Beginning Balance at Mar. 31, 2019	714,616	0	633,003	81,613	132,991	449,905	50,107
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss)/income	(5,238)		(5,516)	278	3,019	(8,364)	(171)
Other comprehensive income	0
Cash distributions	(31,674)		(31,674)		(3,019)	(28,075)	(580)
Units options expense	59		59			59
Ending Balance at Jun. 30, 2019	$ 677,763	$ 0	$ 595,872	$ 81,891	$ 132,991	$ 413,525	$ 49,356	$ 32,500

[1]	As of June 30, 2019, the carrying value of the equity attributable to the holders of our incentive distribution rights ("IDRs") was $32.5 million (December 31, 2018: $32.5 million).